STOCK OPTION PLAN - Summary of status of Plans (Details) (2010 Stock Option Plan (the "Plan"), USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
2010 Stock Option Plan (the "Plan")
Number Of Options Available For Grant [Roll Forward]
Options Available for Grant, December 31, 2012	455,495	298,037
Options Available for Grant, Granted
Options Available for Grant, Exercised
Options Available for Grant, Forfeited		157,458
Options Available for Grant, December 31, 2012	455,495	455,495
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options Outstanding, December 31, 2012	544,505	701,963
Options Outstanding, Granted
Options Outstanding, Exercised
Options Outstanding, Forfeited		(157,458)
Options Outstanding, December 31, 2012	544,505	544,505
Exercisable options at March 31, 2013	417,614	415,921
Share Based Compensation Arrangement By Share Based Payment Award, Weighted Average Exercise Price [Roll Forward]
Weighted - Average Exercise Price, December 31, 2012	$ 1.82	$ 2.01
Weighted - Average Exercise Price, Granted
Weighted - Average Exercise Price, Exercised
Weighted - Average Exercise Price, Forfeited		$ 2.70
Weighted - Average Exercise Price, December 31, 2012	$ 1.82	$ 1.82
Weighted Average Exercise Price, Exercisable options at March 31, 2013	$ 1.72	$ 1.72
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Aggregate Intrinsic Value, December 31, 2012
Aggregate Intrinsic Value, Granted
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited
Aggregate Intrinsic Value, March 31, 2013
Aggregate Intrinsic Value, Exercisable options at March 31, 2013